Note 22 - Leases - Net Carrying Value for each Class of Leasing Assets (IAS 17) (Detail) - Net Carrying Value for each Class of Leasing Assets [Member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Net Carrying Value for each Class of Leasing Assets [Line Items]
Land and buildings		€ 28
Furniture and equipment		0
Net Carrying Value for each Class of Leasing Assets, Other		0
Net carrying value		€ 28